                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F

                               Form 13F Cover Page


Report for the Calendar Year or Quarter Ended      December 31, 1992
                                                   -----------------


Check here if Amendment  [X]            Amendment Number:      7
                                                           ---------
   This Amendment (Check only one): [X]   is a restatement

                                    [ ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     RBS Partners, L.P.
          -----------------------------
Address:  1 Lafayette Place
          -----------------------------
          Greenwich, CT 06830
          -----------------------------

Form 13F File Number:      28-2610
                         --------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     E.J. Bird
          -----------------------------------------
Title:    Vice President of General Partner
          -----------------------------------------
Phone:    (203) 861-4600
          -----------------------------------------

Signature, Place, and Date of Signing:

           /s/ E.J. BIRD                                  Greenwich, CT                                   February 11, 2000
          -----------------------------------------        ------------------------------             ----------------------
                         (Signature)                              (City, State)                               (Date)

Report Type (Check only one):

  [X] 13F HOLDINGS REPORTS (Check here if all holdings of this reporting manager are reported in this report)

  [ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

  [ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                       NONE
Form 13F Information Table Entry Total:                    12
Form 13F Information Table Value Total:              $268,054
                                                (in thousands)


List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE


     COLUMN 1:             COLUMN 2:  COLUMN 3:    COLUMN 4:        COLUMN 5:        COLUMN 6: COLUMN 7:         COLUMN 8:
------------------------   --------  -----------  -----------  -------------------  ---------- --------- --------------------------
                                                  FAIR MARKET                                               VOTING AUTHORITY
                           TITLE OF    CUSIP         VALUE      SHRS OR   SH/ PUT/  INVESTMENT  OTHER     (a)       (b)     (c)
 NAME OF ISSUER             CLASS      NUMBER     (x $1,000)    PRN AMT   PRN CALL  DISCRETION MANAGERS   SOLE     SHARED   NONE
------------------------   --------  -----------  -----------  ---------  --- ----  ---------- --------  --------------------------
American Express Co        Common    025816-10-9    30,472     1,225,000   SH          SOLE              1,225,000
-----------------------------------------------------------------------------------------------------------------------------------
Berlitz Intl Inc.          Common    084900-10-9     6,270       285,000   SH          SOLE                285,000
-----------------------------------------------------------------------------------------------------------------------------------
Enquirer/Star Group Inc    Common    293554-10-1    10,328       577,800   SH          SOLE                577,800
-----------------------------------------------------------------------------------------------------------------------------------
Federal Home Ln Mtg Corp   Common    313400-30-1    59,454     1,232,200   SH          SOLE              1,232,200
-----------------------------------------------------------------------------------------------------------------------------------
Fund Amern Enterprises
Hldgs                      Common    360768-10-5    32,634       453,200   SH          SOLE                453,200
-----------------------------------------------------------------------------------------------------------------------------------
Gerber Products Inc.       Common    373712-10-8     2,635        85,000   SH          SOLE                 85,000
-----------------------------------------------------------------------------------------------------------------------------------
International Business
Machines                   Common    459200-10-1     6,146       122,000   SH          SOLE                122,000
-----------------------------------------------------------------------------------------------------------------------------------
Martin Marietta Corp.      Common    573275-10-4     6,109        87,900   SH          SOLE                 87,900
-----------------------------------------------------------------------------------------------------------------------------------
Nab Asset Corp.            Common    628712-10-1        94        19,800   SH          SOLE                 19,800
-----------------------------------------------------------------------------------------------------------------------------------
RJR Nabisco Holdings
Corp                       Common    74960K-10-8    50,564     5,862,500   SH          SOLE              5,862,500
-----------------------------------------------------------------------------------------------------------------------------------
Salomon Inc                Common    79549B-10-7    26,688       700,000   SH          SOLE                700,000
-----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co           Common    949740-10-4    36,660       480,000   SH          SOLE                480,000
-----------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS                                      268,054
-----------------------------------------------------------------------------------------------------------------------------------